Equity - reserves - Additional Information (Detail) - AUD ($)	Jun. 30, 2019	Jul. 01, 2018	Jun. 30, 2018
Disclosure of reserves within equity [abstract]
Share based payments reserve	$ 2,489,121		$ 2,242,734
Available for sale reserve	$ (36,824)	$ 36,824